Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 31, 2020 TWD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 28, 2019 TWD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Unused letters of credit		$ 394,000		$ 634,000			$ 13,173
Committed to purchase property, plant and equipment		25,119,371		17,039,458			839,832
Prepayment of property, plant and equipment		5,145,345	$ 172,028	2,339,308
Construction contract related to real estate business		1,393,859	$ 46,602	$ 888,052
Contractual period for environmental protection	30 years
Letter of credits		$ 952,001					$ 31,829
Taiwan [member]
Disclosure of contingent liabilities [line items]
Contribution to be made for environmental protection	$ 3,000,000							$ 100,000	$ 3,343	$ 100,301
Taiwan [member] | Announcing or commencing implementation of major restructuring [member]
Disclosure of contingent liabilities [line items]
Contribution to be made for environmental protection					$ 100,000	$ 3,343